Commitments - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Oncology Platform
Disclosure of Commitments [Line Items]
Long term purchase commitments	$ 807	$ 1,310
Trogarzo®
Disclosure of Commitments [Line Items]
Long term purchase commitments	14,682	1,644
Multidose pass injector developed
Disclosure of Commitments [Line Items]
Line of credit facility outstanding		$ 868